Restricted Cash and Investments - Narrative (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Elliot Lake reclamation trust fund
Statement [Line Items]
Deposit	$ 1,328,000	$ 864,000
Fund withdrew	1,085,000	$ 886,000
Letters of credit facility pledged assets
Statement [Line Items]
Amount on deposit	$ 7,972,000